Other current liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities Details
Fair value of derivatives financial instruments	€ 1,011	€ 2,108
Other liabilities	504	491
Other current liabilities	€ 1,515	€ 2,599